Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Profit before tax	¥ 1,671,087	¥ 1,783,765	¥ 887,838
Adjustments for:
Depreciation and amortization	1,063,017	521,659	375,158
Amortization of prepayments	73,836	24,370	26,386
Provisions for onerous lease contracts	766,801
Impairment losses	1,291,844	22,449	29,714
Reversal of impairment losses	(2,582)		(2,511)
Loss (gain) on disposal of property, plant and equipment	(476,855)	11,211	(60,234)
Finance income	(9,488)	(19,957)	(25,893)
Finance costs	87,746	26,065	20,545
Stock option expenses	66,143	57,759	39,435
Increases in trade and other receivables	(1,803,424)	(1,245,974)	(547,427)
Increases in inventories	(294,533)	(173,893)	(35,798)
Increases in prepayments	(4,486)	(81,577)	(18,891)
(Increases) decreases in other financial assets		(5,597)	623
Increases in trade and other payables	1,466,479	762,046	239,055
Increases in related party trade payables	1,901,379	1,423,483	483,680
Increases in other financial liabilities		92,360	20,714
Increases in other liabilities	599,677	394,481	204,085
Increases in deferred revenue	429,130	502,257	59,732
Increases in Niku (Beef) Money deposit liability	664,779	378,262	146,021
(Decreases) increases in advances received	(61,871)	96,399	502
Repayments of franchise deposit liabilities	(34,135)	(25,410)	(13,562)
Proceeds from franchise deposit liabilities	683,960	253,864	117,966
Others	(237,563)	10,202	(5,942)
Cash provided by operating activities	7,840,941	4,808,224	1,941,196
Income taxes paid	(1,209,839)	(605,896)	(238,509)
Interest received	194	603	248
Dividend received	342	213	239
Interest paid	(27,408)	(13,535)	(11,654)
Insurance income received	40,458
Net cash from operating activities	6,644,688	4,189,609	1,691,520
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(5,958,449)	(2,667,338)	(1,273,565)
Proceeds from sales of property, plant and equipment	1,065,783	31,542	186,904
Purchases of intangible assets	(5,774)	(30,912)	(33,500)
Payments for loan receivables	(69,903)	(9,205)	(800)
Proceeds from repayment of loan receivables	107,282	5,787	5,756
Payments for lease deposits receivable	(969,802)	(672,881)	(293,864)
Proceeds from collection of lease deposits receivable	204,677	25,481	53,671
Payments for refundable insurance contact with surrender value of key officers	(106,910)
Payments for construction loan receivable from lessors	(763,110)	(57,300)
Others	51,253	(381)	8,567
Net cash used in investing activities	(6,444,953)	(3,375,207)	(1,346,831)
FINANCING ACTIVITIES
(Payments) proceeds from short-term borrowings, net		(45,000)	18,000
Proceeds from long-term borrowings	4,507,000	2,000,000	1,050,000
Repayment of long-term borrowings	(1,836,009)	(853,554)	(541,862)
Proceeds from issuance of shares	94,043	404,921	55,009
Dividends paid to equity holders of the Group	(621,158)	(300,021)	(195,430)
Proceeds from issuance of stock options	38,892
Others	(3,672)	(469)	2,405
Net cash from financing activities	2,179,096	1,205,877	388,122
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,378,831	2,020,279	732,811
EFFECT OF FOREIGN EXCHANGE RATE FLUCTUATIONS ON CASH AND CASH EQUIVALENTS	(10,666)	618	(683)
CASH AND CASH EQUIVALENTS AT JANUARY 1	4,364,753	2,343,856	1,611,728
CASH AND CASH EQUIVALENTS AT DECEMBER 31	¥ 6,732,918	¥ 4,364,753	¥ 2,343,856